UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-02280)

Exact name of registrant as specified in charter:	Putnam Convertible Income-Growth Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2010

Date of reporting period: January 31, 2010

Item 1. Schedule of Investments:

Putnam Convertible Income-Growth Trust

The fund's portfolio
1/31/10 (Unaudited)

CONVERTIBLE BONDS AND NOTES (71.3%)(a)
	Principal amount	Value

Aerospace and defense (1.9%)
L-1 Identity Solutions, Inc. cv. sr. unsec. notes
3 3/4s, 2027	$2,200,000	$2,029,500
L-1 Identity Solutions, Inc. 144A cv. sr. unsec. notes
3 3/4s, 2027	3,870,000	3,570,075
Triumph Group, Inc. cv. sr. unsec. sub. notes 2 5/8s,
2026	1,500,000	1,681,875
Triumph Group, Inc. 144A cv. sr. sub. notes 2 5/8s,
2026	3,800,000	4,260,750
		11,542,200

Airlines (1.0%)
Pinnacle Airlines Corp. cv. sr. unsec. notes 3 1/4s,
2025	3,700,000	3,691,120
UAL Corp. cv. company guaranty sr. sub. notes 4 1/2s,
2021	2,500,000	2,297,000
		5,988,120

Automotive (1.0%)
Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016	1,245,000	1,665,810
TRW Automotive, Inc. 144A cv. company guaranty sr.
notes 3 1/2s, 2015	4,400,000	4,603,500
		6,269,310

Beverage (0.8%)
Molson Coors Brewing Co. cv. company guaranty sr.
unsec. unsub. notes 2 1/2s, 2013	4,700,000	5,011,375
		5,011,375

Biotechnology (4.6%)
Amgen, Inc. cv. sr. unsec. notes 3/8s, 2013	4,400,000	4,433,000
Amylin Pharmaceuticals, Inc. cv. sr. unsec. notes 3s,
2014	3,900,000	3,163,875
Dendreon Corp. 144A cv. sr. unsec. sub. notes 4 3/4s,
2014	1,165,000	3,317,338
Kendle International, Inc. cv. sr. unsec. notes
3 3/8s, 2012	3,800,000	3,427,866
OSI Pharmaceuticals, Inc. cv. sr. unsec. sub. notes
3s, 2038	2,800,000	2,632,000
United Therapeutics Corp. cv. sr. unsec. notes 1/2s,
2011	500,000	798,125
United Therapeutics Corp. 144A cv. sr. unsec. notes
1/2s, 2011	3,500,000	5,586,875
Viropharma, Inc. cv. sr. unsec. notes 2s, 2017	6,300,000	5,071,500
		28,430,579

Broadcasting (1.4%)
Sirius Satellite Radio, Inc. cv. sr. unsec. notes
3 1/4s, 2011	5,215,000	4,862,988
XM Satellite Radio Holdings, Inc. 144A cv. sr. unsec.
sub. notes 7s, 2014	3,724,000	3,477,844
		8,340,832

Business services (0.7%)
SAVVIS, Inc. cv. sr. unsec. notes 3s, 2012	4,377,000	3,988,541
		3,988,541

Chemicals (0.5%)
ShengdaTech, Inc. 144A cv. sr. notes 6s, 2018 (China)	3,500,000	3,333,750
		3,333,750

Coal (0.8%)
Alpha Natural Resources, Inc. cv. sr. unsec. notes
2 3/8s, 2015	3,200,000	3,416,000
James River Coal Co. 144A cv. sr. unsec. notes 4 1/2s,
2015	1,849,000	1,637,290
		5,053,290

Commercial and consumer services (3.0%)
Alliance Data Systems Corp. 144A cv. sr. notes 4 3/4s,
2014	4,200,000	6,000,074
Icahn Enterprises LP 144A cv. sr. unsec. notes FRN 4s,
2013	5,400,000	4,779,000
Live Nation, Inc. cv. sr. unsec. notes 2 7/8s, 2027	2,700,000	2,261,250
Live Nation, Inc. 144A cv. sr. notes 2 7/8s, 2027	4,000,000	3,350,000
PHH Corp. 144A cv. sr. unsec. notes 4s, 2014	2,294,000	2,243,188
		18,633,512

Communications equipment (1.5%)

ADC Telecommunications, Inc. cv. unsec. sub. notes
3 1/2s, 2017	6,900,000	4,726,500
ARRIS Group, Inc. cv. sr. unsec. notes 2s, 2026	5,000,000	4,637,500
		9,364,000

Computers (1.6%)
EMC Corp. 144A cv. sr. unsec. notes 1 3/4s, 2013	5,800,000	6,923,750
Maxtor Corp. cv. company guaranty sr. unsec. unsub.
deb. 2 3/8s, 2012	2,800,000	3,094,000
		10,017,750

Conglomerates (0.5%)
Textron, Inc. cv. sr. unsec. notes Ser. TXT, 4 1/2s,
2013	1,800,000	2,965,680
		2,965,680

Consumer finance (0.9%)
Dollar Financial Corp. cv. sr. notes 3s, 2028	6,000,000	5,790,000
		5,790,000

Consumer goods (0.4%)
Newell Rubbermaid, Inc. cv. sr. unsec. bonds 5 1/2s,
2014	1,581,000	2,728,213
		2,728,213

Consumer services (0.8%)
Avis Budget Group, Inc. 144A cv. sr. notes 3 1/2s, 2014	4,950,000	4,820,063
		4,820,063

Distribution (0.4%)
Spartan Stores, Inc. cv. sr. unsec. notes 3 3/8s, 2027	3,297,000	2,736,510
		2,736,510

Electrical equipment (1.0%)
WESCO International, Inc. cv. company guaranty sr.
unsec. notes 6s, 2029	5,184,000	6,415,200
		6,415,200

Electronics (5.4%)
Advanced Micro Devices, Inc. cv. sr. unsec. notes 6s,
2015	8,900,000	8,143,500
EnerSys cv. sr. unsec. notes
stepped-coupon 3 3/8s (zero %, 6/1/15) 2038 (STP)	2,392,000	2,045,160
Intel Corp. 144A cv. jr. sub. notes 3 1/4s, 2039	7,365,000	7,931,184
Kulicke & Soffa Industries, Inc. cv. unsec. sub. notes
7/8s, 2012	7,800,000	6,688,500
SanDisk Corp. cv. sr. unsec. unsub. notes 1s, 2013	3,800,000	3,073,250
TTM Technologies, Inc. cv. sr. unsec. notes 3 1/4s,
2015	5,800,000	5,506,375
		33,387,969

Energy (0.6%)
Covanta Holding Corp. cv. sr. unsec. debs. 1s, 2027	3,700,000	3,427,125
		3,427,125

Energy (oil field) (1.6%)
Global Industries, Ltd. 144A cv. unsec. notes 2 3/4s,
2027	3,000,000	1,905,000
Transocean, Inc. cv. sr. unsec. unsub. notes Ser. C,
1 1/2s, 2037 (Switzerland)	8,350,000	7,995,125
		9,900,125

Financials (1.4%)
CapitalSource, Inc. cv. company guaranty sr. unsec.
sub. notes 7 1/4s, 2037	2,700,000	2,504,250
Digital Realty Trust LP 144A cv. sr. unsec. notes
5 1/2s, 2029 (R)	4,900,000	6,097,438
		8,601,688

Food (0.7%)
Tyson Foods, Inc. cv. sr. unsec. notes 3 1/4s, 2013	4,035,000	4,367,888
		4,367,888

Gaming and lottery (0.9%)
International Game Technology 144A cv. sr. unsec.
notes 3 1/4s, 2014	4,670,000	5,545,625
		5,545,625

Health-care services (3.4%)
Health Management Associates, Inc. 144A cv. sr. sub.
notes 3 3/4s, 2028	4,400,000	4,281,552
LifePoint Hospitals, Inc. cv. sr. sub. notes 3 1/2s,
2014	4,600,000	4,168,750
Lincare Holdings, Inc. cv. sr. unsec. unsub. notes

2 3/4s, 2037	4,500,000	4,651,875
Omnicare, Inc. cv. company guaranty sr. unsec. debs
Ser. OCR, 3 1/4s, 2035	9,300,000	7,579,500
		20,681,677

Investment banking/Brokerage (1.3%)
Affiliated Managers Group, Inc. cv. sr. unsec. unsub.
notes 3.95s, 2038	3,200,000	3,070,000
KKR Financial Holdings, LLC cv. sr. unsec. notes
7 1/2s, 2017	4,800,000	4,857,000
		7,927,000

Manufacturing (1.0%)
Griffon Corp. 144A cv. sub. notes 4s, 2017	2,658,000	2,760,599
Titan International, Inc. 144A cv. sr. sub. notes
5 5/8s, 2017	3,445,000	3,430,531
		6,191,130

Media (1.6%)
Virgin Media, Inc. 144A cv. sr. unsec. notes 6 1/2s,
2016	8,800,000	9,548,000
		9,548,000

Medical technology (3.3%)
China Medical Technologies, Inc. cv. sr. unsec. bonds
Ser. CMT, 4s, 2013 (China)	2,200,000	1,350,250
Hologic, Inc. cv. sr. unsec. unsub. notes
stepped-coupon 2s (zero %, 12/15/13) 2037 (STP)	7,700,000	6,468,000
Invitrogen Corp. cv. sr. unsec. unsub. notes Ser. *,
1 1/2s, 2024	5,100,000	5,667,375
Medtronic, Inc. cv. sr. unsec. notes 1 5/8s, 2013	3,600,000	3,694,500
Medtronic, Inc. 144A cv. sr. unsec. notes 1 5/8s, 2013	2,800,000	2,873,500
		20,053,625

Metals (3.2%)
ArcelorMittal cv. sr. unsec. unsub. notes 5s, 2014
(Luxembourg)	2,120,000	3,087,250
Goldcorp, Inc. 144A cv. sr. notes 2s, 2014 (Canada)	4,227,000	4,491,188
Jaguar Minning, Inc. 144A cv. sr. notes 4 1/2s, 2014	1,765,000	1,775,131
Newmont Mining Corp. cv. sr. notes 3s, 2012	2,900,000	3,371,250
Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014	2,450,000	2,819,031
United States Steel Corp. cv. sr. unsec. notes 4s, 2014	1,920,000	3,019,200
USEC, Inc. cv. sr. unsec. notes 3s, 2014	2,000,000	1,391,200
		19,954,250

Oil and gas (3.8%)
Carrizo Oil & Gas, Inc. cv. sr. unsec. unsub. notes
4 3/8s, 2028	6,200,000	5,370,750
Chesapeake Energy Corp. cv. sr. unsec. notes company
guaranty 2 1/4s, 2038	8,600,000	6,321,000
Penn Virginia Corp. cv. sr. unsec. sub. notes 4 1/2s,
2012	6,590,000	6,234,733
St. Mary Land & Exploration Co. cv. sr. unsec. notes
3 1/2s, 2027	5,500,000	5,390,000
		23,316,483

Pharmaceuticals (3.9%)
Biovail Corp. 144A cv. sr. notes 5 3/8s, 2014 (Canada)	2,700,000	3,202,011
Cephalon, Inc. cv. sr. sub. notes 2 1/2s, 2014	5,880,000	6,541,500
King Pharmaceuticals, Inc. cv. company guaranty sr.
unsub. notes 1 1/4s, 2026	6,200,000	5,611,000
Teva Pharmaceutical Finance, LLC cv. company guaranty
sr. unsec. debs Ser. C, 1/4s, 2026 (Israel)	7,300,000	9,006,375
		24,360,886

Real estate (1.4%)
Alexandria Real Estate Equities, Inc. 144A cv. company
guaranty sr. unsec. notes 3.7s, 2027 (R)	5,300,000	5,048,250
General Growth Properties, Inc. 144A cv. sr. notes
3.98s, 2027 (In default) (NON)(R)	3,600,000	3,393,000
		8,441,250

Retail (2.0%)
Iconix Brand Group, Inc. cv. sr. sub. notes 1 7/8s,
2012	3,200,000	2,868,000
Pantry, Inc. (The) cv. company guaranty sr. unsec.
sub. notes 3s, 2012	4,400,000	3,894,000
Pantry, Inc. (The) 144A cv. sr. sub. notes 3s, 2012	2,600,000	2,301,000
Rite Aid Corp. cv. sr. unsec. unsub. notes 8 1/2s, 2015	3,185,000	3,113,338
		12,176,338

Semiconductor (0.7%)
Linear Technology Corp. cv. sr. unsec. unsub. notes
Ser. A, 3s, 2027	4,800,000	4,524,000
		4,524,000

Services - staples (1.1%)

Stewart Enterprises, Inc. cv. sr. unsec. notes 3 3/8s,
2016	8,100,000	6,652,125
		6,652,125

Software (5.9%)
Cadence Design Systems, Inc. cv. sr. unsec. notes
1 1/2s, 2013	500,000	412,500
Cadence Design Systems, Inc. 144A cv. sr. unsec. notes
1 1/2s, 2013	3,100,000	2,557,500
Macrovision Corp. cv. sr. unsec. notes 2 5/8s, 2011	3,770,000	4,354,350
Macrovision Corp. 144A cv. sr. unsec. notes 2 5/8s,
2011	3,000,000	3,465,000
Safeguard Scientifics, Inc. 144A cv. sr. unsec. notes
2 5/8s, 2024	8,600,000	8,256,000
Sybase, Inc. 144A cv. sr. unsec. unsub. notes 3 1/2s,
2029	6,935,000	7,836,550
Symantec Corp. cv. sr. unsec. notes 1s, 2013	4,400,000	4,724,500
SYNNEX Corp. 144A cv. sr. notes 4s, 2018	4,100,000	4,638,125
		36,244,525

Technology (2.4%)
Acquicor Technology, Inc. 144A cv. notes 8s, 2011	3,422,000	3,028,470
CACI International, Inc. cv. sr. unsec. sub. notes
2 1/8s, 2014	2,100,000	2,184,000
CACI International, Inc. 144A cv. sr. unsec. sub.
notes 2 1/8s, 2014	3,720,000	3,868,800
ON Semiconductor Corp. cv. company guaranty sr. unsec.
sub. notes 2 5/8s, 2026	785,000	773,225
ON Semiconductor Corp. 144A cv. company guaranty sr.
unsec. sub. notes 2 5/8s, 2026	5,300,000	5,220,500
		15,074,995

Telecommunications (1.9%)
Level 3 Communications, Inc. cv. sr. unsec. unsub.
notes 5 1/4s, 2011	1,700,000	1,625,625
Level 3 Communications, Inc. cv. sr. unsec. unsub.
notes 3 1/2s, 2012	7,675,000	6,984,250
NII Holdings, Inc. 144A cv. sr. unsec. notes 3 1/8s,
2012	3,500,000	3,206,875
		11,816,750

Telephone (1.0%)
Leap Wireless International, Inc. cv. sr. unsec. notes
4 1/2s, 2014	7,210,000	6,056,400
		6,056,400

Total convertible bonds and notes (cost $410,081,589)		$439,678,779

CONVERTIBLE PREFERRED SECURITIES (19.5%)(a)
	Shares	Value

Automotive (0.7%)
Ford Motor Co. Capital Trust II $3.25 cum. cv. pfd.	102,000	$4,296,750
		4,296,750

Banking (4.3%)
Bank of America Corp. 10.00% cv. pfd. (NON)	90,000	1,359,000
Bank of America Corp. Ser. L, 7.25% cv. pfd.	13,100	11,855,500
Citigroup, Inc. $7.50 cv. pfd.	47,500	4,965,650
Wells Fargo & Co. Ser. L, 7.50% cv. pfd.	9,175	8,648,355
		26,828,505

Building materials (0.8%)
Stanley Works (The) 5.125% units cv. ARP	5,531,000	5,089,073
		5,089,073

Chemicals (0.7%)
Celanese Corp. $1.063 cum. cv. pfd.	112,400	4,125,080
		4,125,080

Combined utilities (1.1%)
El Paso Corp. 4.99% cv. pfd.	6,900	6,486,000
		6,486,000

Electric utilities (1.0%)
Great Plains Energy, Inc. $6.00 cv. pfd.	95,439	5,975,436
		5,975,436

Financials (0.1%)
Fannie Mae Ser. 04-1, 5.375% cv. pfd.	100	325,000
		325,000

Food (1.8%)
Bunge, Ltd. 5.125% cum. cv. pfd.	9,300	5,572,634
Dole Food Automatic Exchange 144A 7.00% cv. pfd. (NON)	510,505	5,375,618

		10,948,252

Health-care services (0.2%)
Omnicare Capital Trust II Ser. B, $2.00 cv. pfd.	32,222	1,220,408
		1,220,408

Insurance (2.0%)
Assured Guaranty, Ltd. $4.25 cv. pfd. (Bermuda)	51,500	4,824,520
XL Capital, Ltd. $2.687 cv. pfd.	290,400	7,530,072
		12,354,592

Investment banking/Brokerage (--%)
Lehman Brothers Holdings, Inc. Ser. P, 7.25% cv. pfd.
(In default) (NON)	13,400	37,386
		37,386

Media (1.1%)
Interpublic Group of Companies, Inc. (The) Ser. B,
5.25% cv. pfd.	9,600	6,840,000
		6,840,000

Metals (2.7%)
Freeport-McMoRan Copper & Gold, Inc. $6.75 cv. pfd.	101,000	9,935,875
Vale Capital, Ltd. Ser. RIO, $2.75 cv. pfd. (Brazil)	136,760	6,821,589
		16,757,464

Oil and gas (0.7%)
Whiting Petroleum Corp. $6.25 cum. cv. pfd	26,600	4,483,763
		4,483,763

Power producers (0.1%)
AES Trust III $3.375 cv. pfd.	19,600	897,925
		897,925

Telecommunications (1.4%)
Crown Castle International Corp. $3.125 cum. cv. pfd.	150,000	8,540,625
		8,540,625

Tobacco (0.8%)
Universal Corp. 6.75% cv. pfd.	4,788	5,242,860
		5,242,860

Total convertible preferred securities (cost $134,299,364)		$120,449,119

COMMON STOCKS (7.5%)(a)
	Shares	Value

Banking (0.5%)
Bank of America Corp.	55,000	$834,900
Wells Fargo & Co.	78,700	2,237,441
		3,072,341

Cable television (1.7%)
Comcast Corp. Class A	387,500	6,134,125
DIRECTV Class A (NON) (S)	146,500	4,446,275
		10,580,400

Energy (other) (--%)
Brazil Ethanol, Inc. 144A (Unit) (NON)	312,500	3,125
		3,125

Insurance (0.8%)
Aflac, Inc.	94,800	4,591,164
		4,591,164

Investment banking/Brokerage (0.3%)
Goldman Sachs Group, Inc. (The)	13,900	2,067,208
		2,067,208

Medical technology (1.2%)
Medtronic, Inc.	173,100	7,424,259
		7,424,259

Oil and gas (1.0%)
Newfield Exploration Co. (NON)	124,200	6,078,348
		6,078,348

Software (0.5%)
Oracle Corp.	129,300	2,981,658
		2,981,658

Telecommunications (1.0%)
NII Holdings, Inc. (NON)	188,100	6,158,394
		6,158,394

Telephone (0.5%)
Qwest Communications International, Inc.	722,100	3,040,041
		3,040,041

Total common stocks (cost $46,678,202)		$45,996,938

CORPORATE BONDS AND NOTES (0.6%)(a)
	Principal amount	Value

Unisys Corp. 144A company guaranty sr. sub. notes
14 1/4s, 2015	$2,900,000	$3,407,500

Total corporate bonds and notes (cost $3,162,983)		$3,407,500

SHORT-TERM INVESTMENTS (0.9%)(a)
	Principal amount/shares	Value

Putnam Money Market Liquidity Fund (e)	2,271,434	$2,271,434
Short-term investments held as collateral for loaned
securities with yields ranging from 0.09% to 0.27% and
due dates ranging from February 1, 2010 to
March 23, 2010 (d)	$3,552,335	3,552,000

Total short-term investments (cost $5,823,434)		$5,823,434

TOTAL INVESTMENTS

Total investments (cost $600,045,572) (b)		$615,355,770

Key to holding's abbreviations

ARP Adjustable Rate Preferred Stock

FRN Floating Rate Notes

NOTES

(a) Percentages indicated are based on net assets of $616,786,720.

(b) The aggregate identified cost on a tax basis is $601,348,117, resulting in gross unrealized appreciation and depreciation of $61,600,860 and $47,593,207, respectively, or net unrealized appreciation of $14,007,653.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At January 31, 2010, the value of securities loaned amounted to $3,368,850. The fund received cash collateral of $3,552,000 which is pooled with collateral of other Putnam funds into 37 issues of short-term investments.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $5,415 for the period ended January 31, 2010. During the period ended January 31, 2010, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $61,355,508 and $68,403,479, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at January 31, 2010.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on ARP and FRN are the current interest rates at January 31, 2010.

The dates shown on debt obligations are the original maturity dates.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings) . Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the

Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of January 31, 2010:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Communication services	$19,778,835	$--	$--

Energy	6,078,348	3,125	--

Financials	9,730,713	--	--

Health care	7,424,259	--	--

Technology	2,981,658	--	--

Total common stocks	45,993,813	3,125	--

Convertible bonds and notes	--	439,678,779	--

Convertible preferred securities	1,359,000	119,090,119	--

Corporate bonds and notes	--	3,407,500	--

Short-term investments	2,271,434	3,552,000	--

Totals by level	$49,624,247	$565,731,523	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Convertible Income-Growth Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: March 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: March 31, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: March 31, 2010